Long Term Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
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Summary of Loans

	December 31 2018	March 31 2019
Unsecured borrowings

Loans from government(a)	$7,266,315	$7,308,022
Other long-term borrowings(b)	4,060,357	4,060,357
Interest payables	2,648,122	2,771,440

	$13,974,794	$14,139,819

	December 31
	2017	2018
Unsecured borrowings
Loans from government	$7,411,912	$7,266,315
Other long-term borrowings	—	4,060,357
Interest payables	2,267,539	2,648,122

	$9,679,451	$13,974,794